SUPPLEMENT DATED SEPTEMBER 14, 2026
    TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 1, 2026 ``````````````````````````````````````````````````````````````````````````````
               THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

      THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                Polaris Platinum Elite Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract.

Effective September 14, 2026, Polaris Platinum Elite Variable Annuity will no longer be offered for new sales.